Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Major Subsidiaries VIEs and VIEs' Subsidiaries

As of December 31, 2020, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Ltd. ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Tianjin Studyvip Education Co., Limited ("Tianjin Sunlands")	July 31, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Shangde Online Education Technology Co., Ltd.	June 25, 2019	PRC	100%	Provision of education services

Variable interest entities ("VIEs"):
Beijing Shangde Online Education Technology Co., Ltd. ("Beijing Sunlands")	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde Online Education Technology Co., Ltd. ("Tianjin Shangde")	March 21, 2018	PRC	N/A*	Provision of education services

VIEs’ subsidiaries:
Beijing Shangzhi Jiaye Education Technology Co., Ltd.	March 13, 2012	PRC	N/A*	Provision of education services
Beijing Shangren Chongye Education Technology Co., Ltd.	September 27, 2013	PRC	N/A*	Provision of education services
Guangzhou Shangzhi Side Education Technology Co., Ltd.	September 28, 2017	PRC	N/A*	Provision of education services

* These entities are controlled by the Company pursuant to the contractual agreements disclosed below.

(1)	The English names are for identification purpose only.